PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Reconciliation of Property, Plant and Equipment
The following table presents a reconciliation of property, plant and equipment at fair value:

(MILLIONS)	Hydroelectric	Wind	Solar	Other(1)	Total(2)(3)
Property, plant and equipment, at fair value
As at December 31, 2025	$35,782	$14,524	$11,217	$2,694	$64,217
Additions, net	63	165	(15)	7	220
Transfer from construction work-in-progress	21	125	598	147	891
Transfer to assets held for sale, net(4)	(2,349)	(802)	(69)	—	(3,220)
Items recognized through OCI:
Change in fair value	118	(2)	89	(5)	200
Foreign exchange	1,203	125	88	67	1,483
Items recognized through net income:
Change in fair value	—	(10)	23	—	13
Depreciation	(343)	(407)	(302)	(54)	(1,106)
As at June 30, 2026	$34,495	$13,718	$11,629	$2,856	$62,698

Construction work-in-progress
As at December 31, 2025	$341	$2,449	$3,115	$334	$6,239
Additions	53	520	1,141	324	2,038
Transfer to property, plant and equipment	(21)	(125)	(598)	(147)	(891)
Items recognized through OCI:
Change in fair value	—	(150)	(24)	—	(174)
Foreign exchange	1	(13)	(26)	(5)	(43)
Items recognized through net income (loss):
Change in fair value	—	(69)	(182)	—	(251)
As at June 30, 2026	$374	$2,612	$3,426	$506	$6,918
Total property, plant and equipment, at fair value
As at December 31, 2025(2)(3)	$36,123	$16,973	$14,332	$3,028	$70,456
As at June 30, 2026(2)(3)	$34,869	$16,330	$15,055	$3,362	$69,616
(1)Includes battery storage.
(2)Includes right-of-use assets not subject to revaluation of $67 million (2025: $42 million) in hydroelectric, $255 million (2025: $297 million) in wind and $549 million (2025: $531 million) in solar.
(3)Includes land not subject to revaluation of $150 million (2025: $208 million) in hydroelectric, $47 million (2025: $47 million) in wind, $166 million (2025: $149 million) in solar, and $11 million (2025: $6 million) in other.
(4)Includes $257 million of property, plant and equipment that has been reclassified from assets held for sale during the second quarter of 2026. Refer to Note 4 - Assets held for sale, for more details.
Schedule of Asset Acquisitions
During the period, Brookfield Renewable, together with its institutional partners, completed the acquisitions of the following investments. They are accounted for as asset acquisitions as they do not constitute business combinations under IFRS 3:

Region	Technology	Capacity	Amount recognized in Property, Plant and Equipment	Brookfield Renewable Economic Interest
U.S.	Distributed energy & storage	67 MW	$92 million	20%
U.S.	Utility-scale solar	210 MW	$61 million	20%
U.S.	Wind	201 MW	$28 million	14%